Intangible Assets,Goodwill and Other Long Term Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other non-current assets [text block] [Abstract]
Schedule of Other Long Term Assets
	December 31,
	2021	2020
	U.S. Dollars in thousands

Intangible Assets and Goodwill	153,592	1,492
Long term pre-paid expenses	71	81
Total Other Long-Term Assets	$153,663	$1,573

Schedule of composition and movement
	Intellectual property	Customer Relationships	Goodwill	Other Intangibles (1)	Total
	U.S. Dollars in thousands
Cost:
Balance as of January 1, 2020	-	-	-	1,492	1,492
Purchases				490	490
Business combination (b)	80,103	33,514	30,313	8,519	152,449

Balance as of December 31, 2021	$80,103	$33,514	$30,313	$10,501	$154,431

Accumulated amortization and impairment:
Balance as of January 1, 2020	-	-	-	-	-
Amortization recognized in the year	477	179	-	183	839

Balance as of December 31, 2020	477	179	-	183	839

Amortized cost at December 31, 2021	$79,626	$33,335	$30,313	$10,318	$153,592

Schedule of amortization expenses of intangible assets
	Year ended December 31,
	2021	2020	2019
	USD in thousands
Cost of Goods sold	574	-	-
Selling and marketing expenses	265	-	-

	839	-	-

Schedule of goodwill to cash-generating units
	December 31,
	2021	2020
	U.S. Dollars in thousands

Proprietary	30,313	-